General (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ (202,374)	$ (188,646)
Cash and cash equivalents, short-term bank deposits and restricted bank deposits	$ 41,100